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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    3/31/97


Institutional Investment Manager:

PHOENIX INVESTMENT MANAGEMENT COMPANY, LP
1 CITIZENS PLAZA
PROVIDENCE                                        RI            02903


                       SECURITIES AND EXCHANGE COMMISSION
                                    FORM 13F


Report for the Calendar Year or Quarter Ended:       03/31/97

Institutional Investment Manager:

PHOENIX INVESTMENT MANAGEMENT COMPANY, LP
1 CITIZENS PLAZA
PROVIDENCE, RI 02903

I represent that I am authorized to submit this Form and that all information in this Form and the attachments to it is true, correct and complete, and I understand that all required items, statements and schedules are integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities Exchange Act of 1934.



                                            Phoenix Investment Management
                                            Company, LP

                                            /s/ Gerald J. Fogarty, Jr.,

                                            Gerald J. Fogarty, Jr., Partner
                                            (401)331-6650

Providence, RI                                       Date:  April 3, 1997

Name, Title and Telephone Number of Person Submitting Report:

         Gerald J. Fogarty, Jr.             Partner  (401) 331-6650

Signature, Place and Date of Signing:

/s/ Gerald J. Fogarty, Jr. Providence       RI       April 3, 1997
Partner


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Name, Title and Telephone Number of Person Submitting Report:

    GERALD J. FOGARTY, JR.         PARTNER                      (401) 331-6650


Signature, Place and Date of Signing:

/s/ GERALD J. FOGARTY, JR.         PROVIDENCE                   RI    4/3/97






                                                                                                                       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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

ERE & CO,             COMMON        244199105   7,231,142   166,232  X            ALL                                  166,232
W CHEMICAL CO         COMMON        260543103     651,943     8,162  X            ALL                                    8,162
KE REALTY             COMMON        264411505     272,189     6,700  X            ALL                                    6,700
REPORT SUMMARY                  3 DATA RECORDS                   0            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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